Principal activities and organization	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principal activities and organization

1. Principal activities and organization

(a) Principal activities

Tiger Media, Inc. (the “Company” or “Tiger Media” or “IDI”, formerly known as SearchMedia Holdings Limited) is a holding company and, through its consolidated subsidiaries (collectively the “Group”), is principally engaged in the provision of advertising services in the out-of-home advertising industry. Out-of-home advertising typically refers to advertising media in public places, such as billboards, luxury shopping mall LCDs and furniture displays.

(b) Organization

On October 30, 2009, the Company completed the acquisition of all the issued and outstanding shares and warrants of SearchMedia International Limited (“SearchMedia International”) (Business combination). SearchMedia International security holders, including certain note holders and warrant holders, received ordinary shares, or securities exercisable or exchangeable for ordinary shares, of the Company. The business combination was accounted for as a reverse recapitalization, whereby SearchMedia International is the continuing entity for financial reporting purposes and is deemed to be the accounting acquirer of SearchMedia Holdings Limited. On December 14, 2012, SearchMedia Holdings Limited changed its name to Tiger Media, Inc.

Prior to January 1, 2008, SearchMedia International incorporated Jieli Investment Management Consulting (Shanghai) Co., Ltd. (“Jieli Consulting”), which in turn entered into contractual agreements (see “VIEs Arrangements”) with the owners of Shanghai Jingli Advertising Co., Ltd. (“Jingli”).

In 2008, Jingli, the VIE, acquired 100% of the equity interests of the following subsidiaries.

Name of entity	Place of incorporation
Shanghai Jincheng Advertising Co., Ltd. (“Jincheng”)	PRC
Shaanxi Xinshichuang Advertising Co., Ltd. (“Xinshichuang”)	PRC
Beijing Wanshuizhiyuan Advertising Co., Ltd. (“Wanshuizhiyuan”)	PRC
Shenyang Jingli Advertising Co., Ltd. (“Shenyang Jingli”)	PRC
Qingdao Kaixiang Advertising Co., Ltd. (“Qingdao Kaixiang”)	PRC
Shanghai Haiya Advertising Co., Ltd. (“Haiya”)	PRC
Tianjin Shengshitongda Advertising Creativity Co., Ltd. (“Shengshitongda”)	PRC
Shanghai Botang Advertising Co., Ltd. (“Shanghai Botang”)	PRC
Ad-Icon Company Limited (“HK Ad-Icon”)	HKSAR
Changsha Jingli Advertising Co., Ltd. (“Changsha Jingli”)	PRC
Wenzhou Rigao Advertising Co., Ltd. (“Wenzhou Rigao”)	PRC
Wuxi Ruizhong Advertising Co., Ltd. (“Wuxi Ruizhong”)	PRC

On December 11, 2009, HK Ad-Icon established Ad-Icon Advertising (Shanghai) Co., Ltd. (“Ad-Icon Shanghai”), a wholly-owned subsidiary in China, which is permitted to operate advertising businesses in China. In 2010, Ad-Icon Shanghai, acquired 100% of the equity interests in Zhejiang Continental Advertising Co., Ltd. (“Zhejiang Continental”). In addition, 100% of the equity interests in Shanghai Botang, Wanshuizhiyuan, Qingdao Kaixiang, Wuxi Ruizhong and Shenyang Jingli acquired by Jingli have been transferred to Ad-Icon Shanghai during 2010 and 2011.

Effective December 23, 2011, the Company terminated the VIEs arrangements and ceased to consolidate the financial results of the VIE and its subsidiaries.

The Company disposed of its wholly-owned subsidiaries Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong on May 2, May 14, August 31 and November 30, 2012 respectively. On December 31, 2012, the Company divested SearchMedia International and its subsidiaries, including Jieli Consulting, Jieli Network, Shanghai Botang, Wanshuizhiyuan, HK Ad-Icon, Ad-Icon Shanghai and Quanwei to Partner Venture Holding Limited (“Partner”), an independent third party, to eliminate the remaining earn-out obligations and potential tax liabilities pursuant to the acquisition agreements with the subsidiaries of SearchMedia International (See note 2).

On August 15, 2012, the Company established Tiger Media Global Limited, a wholly-owned BVI subsidiary. On November 28, 2012, Tiger Media Global established Shanghai Tiger Shangda Management Consulting Co., Ltd. (“Shanghai Tiger Shangda”). On November 30, 2012, 100% of the equity interest in Shanghai Tiger Yaoyang Advertising Co., Ltd. (“Tiger Yaoyang”) was transferred to Shanghai Tiger Shangda. Tiger Yaoyang was incorporated on September 18, 2012, and started to operate the LCD advertising businesses in China in December 2012.

On October 15, 2012, the Company established Tiger Media Investments Limited, a wholly-owned BVI subsidiary. On April 11, 2013, Tiger Media Investments established Tiger Media Limited, which was incorporated in Hong Kong to operate outdoor advertising business in Hong Kong.